Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As of December 31,
	2021	2020
	US$’000	US$’000
Cash on hand and cash at banks	44,507	52,237
Bank overdrafts	(1,995)	—
Balances per statement of cash flows	42,512	52,237